SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Employees, salaries and related liabilities	$ 726	$ 392
Related party	4	56
Liabilities for grants received (see also note 20)	153	50
Excise Tax	1,569
Other	31	152
Total	$ 2,483	$ 650